Earnings Per Share - Computation of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Earnings Per Share
Net income	$ 115,907	$ 102,236	$ 86,282
Weighted average shares outstanding (in shares)	85,068	84,791	84,591
Weighted average common and common equivalent shares outstanding (in shares)	86,818	86,451	86,200
Earning per share, Basic	$ 1.36	$ 1.21	$ 1.02
Earning per share, Diluted	$ 1.34	$ 1.18	$ 1.00
Employee Stock Option
Earnings Per Share
Dilutive effect of employee stock options (in shares)	505	455	482
Restricted stock and Performance share
Earnings Per Share
Dilutive effect of employee stock options (in shares)	1,245	1,205	1,127